Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Other Comprehensive Income [Abstract]
Net loss	$ (178,376)	$ (411,438)
Other comprehensive loss:
Unrealized gain (loss) on available-for-sale marketable securities	110	(110)
Total comprehensive loss	$ (178,266)	$ (411,548)